Retail | Vanguard Tax-Managed Balanced Fund
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of federally tax-exempt income, long-term capital appreciation, and a modest amount of taxable current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Balanced Fund Retail) Vanguard Tax-Managed Balanced Fund (USD $)	Vanguard Tax-Managed Balanced Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Balanced Fund Retail) Vanguard Tax-Managed Balanced Fund	Vanguard Tax-Managed Balanced Fund - Admiral Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.15%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Balanced Fund Retail) Vanguard Tax-Managed Balanced Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Balanced Fund - Admiral Shares	15	48	85	192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23%.

Primary Investment Strategies

The Fund invests approximately 50% to 55% of its assets in municipal securities and the balance in common stocks. The fixed income portion of the Fund is concentrated in high-quality municipal securities with a dollar-weighted average maturity expected to be between 6 and 12 years. At least 75% of the municipal bonds purchased by the Fund will be rated in one of the top three credit-rating categories (Aaa, Aa, and A by Moody's Investors Service, Inc., or AAA, AA, and A by Standard & Poor's), as determined by an independent bond-rating agency. The Fund's stock holdings are chosen from the stocks that pay lower dividends within the Russell 1000 Index-an index that is made up of stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to 'sample' the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result of the stock portion is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With 50% to 55% of its assets in municipal securities, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates, causing the Fund to lose any price appreciation above the bond's call price and forcing it to reinvest the unanticipated proceeds at lower interest rates that may result in a decline in the Fund's income; and income risk, which is the chance that the Fund's income will decline because of falling interest rates.

With 45% to 50% of its assets in stocks, the Fund is proportionately subject to stock risks, including: stock market risk, which is the chance that stock prices overall will decline; and investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. The stock portion of the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of two comparative indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. The Fund's Investor Shares were renamed Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Balanced Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -9.01% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed Balanced Fund Retail) Vanguard Tax-Managed Balanced Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Tax-Managed Balanced Fund - Admiral Shares	8.15%	4.03%	3.68%	Comparative Indexes
Vanguard Tax-Managed Balanced Fund - Admiral Shares Return After Taxes on Distributions	8.04%	3.91%	3.56%
Vanguard Tax-Managed Balanced Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	6.12%	3.74%	3.42%
Vanguard Tax-Managed Balanced Fund - Admiral Shares Barclays Capital 7 Year Municipal Bond Index	4.63%	5.17%	5.15%
Vanguard Tax-Managed Balanced Fund - Admiral Shares Russell 1000 Index	16.10%	2.59%	1.83%
Vanguard Tax-Managed Balanced Fund - Admiral Shares Tax-Managed Balanced Composite Index	10.81%	4.32%	3.89%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Retail | Vanguard Tax-Managed Capital Appreciation Fund
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Capital Appreciation Fund Retail) Vanguard Tax-Managed Capital Appreciation Fund (USD $)	Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Capital Appreciation Fund Retail) Vanguard Tax-Managed Capital Appreciation Fund	Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Capital Appreciation Fund Retail) Vanguard Tax-Managed Capital Appreciation Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund purchases stocks that pay lower dividends and are included in the Russell 1000 Index-an index that is made up of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to 'sample' the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. The inception date of the Fund's Admiral Shares was November 12, 2001; returns prior to that date are for the Fund's Investor Shares, which were converted into Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Capital Appreciation Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.74% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.26% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund Retail) Vanguard Tax-Managed Capital Appreciation Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares	16.02%	2.57%	1.56%
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares Return After Taxes on Distributions	14.62%	2.31%	1.30%
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	10.01%	2.18%	1.26%
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares Russell 1000 Index	16.10%	2.59%	1.83%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Institutional | Vanguard Tax-Managed Capital Appreciation Fund
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Capital Appreciation Fund Institutional) Vanguard Tax-Managed Capital Appreciation Fund	Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Capital Appreciation Fund Institutional) Vanguard Tax-Managed Capital Appreciation Fund	Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Capital Appreciation Fund Institutional) Vanguard Tax-Managed Capital Appreciation Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund purchases stocks that pay lower dividends and are included in the Russell 1000 Index-an index that is made up of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to 'sample' the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.76% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.25% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund Institutional) Vanguard Tax-Managed Capital Appreciation Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares	14.93%	2.61%	1.60%
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares Return After Taxes on Distributions	14.67%	2.35%	1.34%
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	10.05%	2.21%	1.30%
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares Russell 1000 Index	16.10%	2.59%	1.83%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Retail | Vanguard Tax-Managed Growth and Income Fund
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation and a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Growth and Income Fund Retail) Vanguard Tax-Managed Growth and Income Fund (USD $)	Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Growth and Income Fund Retail) Vanguard Tax-Managed Growth and Income Fund	Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Growth and Income Fund Retail) Vanguard Tax-Managed Growth and Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor's 500 Index-an index that is dominated by the stocks of large U.S. companies. The Fund will hold substantially all of the S&P 500(r) Index stocks. To minimize capital gains distributions caused by portfolio trades, the Fund sells portfolio securities with a higher tax basis.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-capitalization stocks tend to go through cycles of doing better-or worse-than the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. The inception date of the Fund's Admiral Shares was November 12, 2001; returns prior to that date are for the Fund's Investor Shares, which were converted into Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Growth and Income Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.94% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.94% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed Growth and Income Fund Retail) Vanguard Tax-Managed Growth and Income Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares	14.99%	2.28%	1.43%
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares Return After Taxes on Distributions	13.53%	1.96%	1.07%
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	9.40%	1.92%	1.12%
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares Standard & Poor's 500 Index	15.06%	2.29%	1.41%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Institutional | Vanguard Tax-Managed Growth and Income Fund
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation and a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Growth and Income Fund Institutional) Vanguard Tax-Managed Growth and Income Fund	Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Growth and Income Fund Institutional) Vanguard Tax-Managed Growth and Income Fund	Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Growth and Income Fund Institutional) Vanguard Tax-Managed Growth and Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor's 500 Index-an index that is dominated by the stocks of large U.S. companies. The Fund will hold substantially all of the S&P 500(r) Index stocks. To minimize capital gains distributions caused by portfolio trades, the Fund sells portfolio securities with a higher tax basis.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Growth and Income Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.92% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.94% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed Growth and Income Fund Institutional) Vanguard Tax-Managed Growth and Income Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares	13.91%	2.32%	1.46%
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares Return After Taxes on Distributions	13.57%	2.00%	1.10%
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	9.44%	1.95%	1.15%
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares Standard & Poor's 500 Index	15.06%	2.29%	1.41%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

ETF | Vanguard Tax-Managed International Fund
Risk/Return
Investment Objective
The Vanguard Tax-Managed International Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed International Fund ETF) Vanguard Tax-Managed International Fund	Institutional	Retail	Vanguard Tax-Managed International Fund - ETF Shares
Redemption Fee Parenthetical	(on shares held less than five years)	(on shares held less than five years)
Transaction Fee on Conversion to ETF Shares			0
Transaction Fee On Purchases and Sales			0
Transaction Fee On Reinvested Dividends			0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed International Fund ETF) Vanguard Tax-Managed International Fund	Vanguard Tax-Managed International Fund - ETF Shares
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in MSCI EAFE ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MSCI EAFE ETF. This example assumes that MSCI EAFE ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed International Fund ETF) Vanguard Tax-Managed International Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed International Fund - ETF Shares	12	39	68	154

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund purchases stocks included in the MSCI EAFE Index, which is made up of approximately 970 common stocks of companies located in 22 countries in Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

MSCI EAFE ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a MSCI EAFE ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy MSCI EAFE ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although MSCI EAFE ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of MSCI EAFE ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of MSCI EAFE ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund.. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding cmpanies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed International Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.41% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.01% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed International Fund ETF) Vanguard Tax-Managed International Fund	One Year	Since Inception
Vanguard Tax-Managed International Fund - ETF Shares	8.47%	(6.22%)
Vanguard Tax-Managed International Fund - ETF Shares Return After Taxes on Distributions	8.23%	(6.48%)
Vanguard Tax-Managed International Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	6.18%	(5.09%)
Vanguard Tax-Managed International Fund - ETF Shares Based on Market Value	8.43%	(6.19%)
Vanguard Tax-Managed International Fund - ETF Shares MSCI EAFE Index	7.75%	(6.71%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Institutional | Vanguard Tax-Managed International Fund
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed International Fund Institutional) Vanguard Tax-Managed International Fund	Institutional	Retail	Vanguard Tax-Managed International Fund - Institutional Shares
Sales charge (load) imposed on purchases			none
Purchase Fee			none
Sales charge (load) imposed on reinvested dividends			none
Redemption Fee			1.00%
Redemption Fee Parenthetical	(on shares held less than five years)	(on shares held less than five years)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed International Fund Institutional) Vanguard Tax-Managed International Fund	Vanguard Tax-Managed International Fund - Institutional Shares
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Tax-Managed International Fund Institutional) Vanguard Tax-Managed International Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Tax-Managed International Fund - Institutional Shares	113	141	45	103

The one- and three-year figures in the preceding example include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

Expense Example, No Redemption (Vanguard Tax-Managed International Fund Institutional) Vanguard Tax-Managed International Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed International Fund - Institutional Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund purchases stocks included in the MSCI EAFE Index, which is made up of approximately 970 common stocks of companies located in 22 countries in Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. The Fund's Investor Shares were renamed Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed International Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.37% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.87% (quarter ended September 30, 2002 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed International Fund Institutional) Vanguard Tax-Managed International Fund	One Year	Five Years	Since Inception
Vanguard Tax-Managed International Fund - Institutional Shares	7.49%	2.86%	3.75%
Vanguard Tax-Managed International Fund - Institutional Shares Return After Taxes on Distributions	7.24%	2.61%	3.44%
Vanguard Tax-Managed International Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	5.55%	2.59%	3.25%
Vanguard Tax-Managed International Fund - Institutional Shares MSCI EAFE Index	7.75%	2.46%	3.52%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Retail | Vanguard Tax-Managed International Fund
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed International Fund Retail) Vanguard Tax-Managed International Fund	Institutional	Retail	Vanguard Tax-Managed International Fund - Admiral Shares USD ($)
Sales charge (load) imposed on purchases			none
Purchase Fee			none
Sales charge (load) imposed on reinvested dividends			none
Redemption Fee			1.00%
Redemption Fee Parenthetical	(on shares held less than five years)	(on shares held less than five years)
Account Service Fee (for fund account balances below $10,000)			20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed International Fund Retail) Vanguard Tax-Managed International Fund	Vanguard Tax-Managed International Fund - Admiral Shares
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.18%

Examples
Expense Example (Vanguard Tax-Managed International Fund Retail) Vanguard Tax-Managed International Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Tax-Managed International Fund - Admiral Shares	123	173	101	230

The one- and three-year figures in the preceding example include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

Expense Example, No Redemption (Vanguard Tax-Managed International Fund Retail) Vanguard Tax-Managed International Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed International Fund - Admiral Shares	18	58	101	230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund purchases stocks included in the MSCI EAFE Index, which is made up of approximately 970 common stocks of companies located in 22 countries in Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. The Fund's Investor Shares were renamed Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed International Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.41% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -20.00% (quarter ended September 30, 2002 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed International Fund Retail) Vanguard Tax-Managed International Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed International Fund - Admiral Shares	7.30%	2.76%	3.64%
Vanguard Tax-Managed International Fund - Admiral Shares Return After Taxes on Distributions	7.06%	2.52%	3.34%
Vanguard Tax-Managed International Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	5.41%	2.49%	3.16%
Vanguard Tax-Managed International Fund - Admiral Shares MSCI EAFE Index	7.75%	2.46%	3.50%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Retail | Vanguard Tax-Managed Small-Cap Fund
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund (USD $)	Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund	Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares	18	58	101	230

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46%.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index-an index that is made up of stocks of smaller U.S. companies-in approximately the same proportions as in the Index. To improve tax efficiency, the Fund may limit investments in Index securities that have undesirable tax characteristics, and may continue to hold securities no longer included in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. The Fund's Investor Shares were renamed Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Small-Cap Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.02% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.79% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares	24.74%	4.66%	7.58%
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares Return After Taxes on Distributions	24.58%	4.51%	7.41%
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	16.30%	3.98%	6.65%
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares S&P SmallCap 600 Index	26.31%	4.64%	7.66%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Institutional | Vanguard Tax-Managed Small-Cap Fund
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund	Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund	Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46%.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index-an index that is made up of stocks of smaller U.S. companies-in approximately the same proportions as in the Index. To improve tax efficiency, the Fund may limit investments in Index securities that have undesirable tax characteristics, and may continue to hold securities no longer included in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Small-Cap Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.78% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares	24.84%	4.73%	7.66%
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares Return After Taxes on Distributions	24.66%	4.57%	7.48%
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	16.38%	4.05%	6.71%
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares S&P SmallCap 600 Index	26.31%	4.64%	7.66%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.